Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$207,893,601.59	0.5120532	$174,279,036.15	0.4292587	$33,614,565.44
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$868,223,601.59	0.6550999	$834,609,036.15	0.6297368	$33,614,565.44

Weighted Avg. Coupon (WAC)	3.28%		3.27%
Weighted Avg. Remaining Maturity (WARM)	47.53		46.59
Pool Receivables Balance	$906,501,263.98		$872,101,067.05
Remaining Number of Receivables	60,243		59,199

Adjusted Pool Balance	$888,253,801.97		$854,639,236.53

III. COLLECTIONS

Principal:
Principal Collections	$33,344,993.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$603,286.66
Total Principal Collections	$33,948,280.61

Interest:
Interest Collections	$2,452,518.01
Late Fees & Other Charges	$52,980.90
Interest on Repurchase Principal	$-
Total Interest Collections	$2,505,498.91

Collection Account Interest	$1,852.30
Reserve Account Interest	$188.91
Servicer Advances	$-

Total Collections	$36,455,820.73

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$36,455,820.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,455,820.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$755,417.72		$755,417.72	$755,417.72
Collection Account Interest					$1,852.30
Late Fees & Other Charges					$52,980.90
Total due to Servicer					$810,250.92

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$76,227.65		$76,227.65
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$551,440.65		$551,440.65	$551,440.65

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$34,935,131.16

9. Regular Principal Distribution Amount:					$33,614,565.44

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$33,614,565.44
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$33,614,565.44	$33,614,565.44
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$33,614,565.44	$33,614,565.44

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,320,565.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,247,462.01
Beginning Period Amount	$18,247,462.01
Current Period Amortization	$785,631.49
Ending Period Required Amount	$17,461,830.52
Ending Period Amount	$17,461,830.52
Next Distribution Date Required Amount	$16,693,898.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.26%	2.34%	2.34%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	58,465	98.43%	$858,418,547.65
30 - 60 Days	0.95%	563	1.21%	$10,542,257.59
61 - 90 Days	0.21%	123	0.27%	$2,370,829.74
91 + Days	0.08%	48	0.09%	$769,432.07
		59,199		$872,101,067.05
Total
Delinquent Receivables 61 + days past due	0.29%	171	0.36%	$3,140,261.81
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	178	0.35%	$3,156,075.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	128	0.24%	$2,224,595.86
Three-Month Average Delinquency Ratio	0.26%		0.31%

Repossession in Current Period		47		$975,637.44
Repossession Inventory		106		$734,672.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,055,202.98
Recoveries				$(603,286.66)
Net Charge-offs for Current Period				$451,916.32

Beginning Pool Balance for Current Period				$906,501,263.98

Net Loss Ratio				0.60%
Net Loss Ratio for 1st Preceding Collection Period				0.48%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.55%

Cumulative Net Losses for All Periods				$9,134,092.33
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$3,610,752.33
Number of Extensions				178